Investment Risks - Federated Hermes MDT Market Neutral ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	■ Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies). The Adviser’s security selection process may not eliminate all stock market risk factors associated with the long and short positions it establishes for the Fund. It is possible that the stocks the Fund holds long will decline in value at the same time that the stocks it holds short increase in value, thereby increasing potential losses to the Fund. Any gain from a short position may be partially or totally offset by a decline in a long position, or vice versa.■ Strategy Risk. There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to domestic stock market movements, capitalization, sector-swings or other risk factors.■ Short Selling Risk. The Fund can sell securities short to the maximum extent permitted under the Investment Company Act of 1940 (the “1940 Act”). A short sale by the Fund involves borrowing a security from a lender which is then sold in the open market. At a future date, the security is repurchased by the Fund and returned to the lender. While the security is borrowed, the proceeds from the sale are deposited with the lender and the Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the lender. Short selling involves the risk of increased leverage of the Fund’s assets. If the value of the security declines between the time the Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund makes a profit on the difference (less any expenses the Fund is required to pay the lender). There is no assurance that a security will decline in value during the period of the short sale and make a profit for the Fund. If the value of the security sold short increases between the time that the Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund will realize a loss on the difference (plus any expenses the Fund is required to pay to the lender). This loss is theoretically unlimited as there is no limit as to how high the security sold short can appreciate in value, thus increasing the cost of buying that security to cover a short position. The Fund may incur expenses in selling securities short and such expenses are investment expenses of the Fund.■ Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Global economic, political and financial conditions including geopolitical and other events (e.g., wars, sanctions and terrorism), legislative changes, industry or economic trends and developments, natural disasters or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, have a significant effect on the economies of many nations, including the U.S., and financial markets generally and cause the Fund to experience volatility, illiquidity, loss of value, shareholder redemptions, and/or other potentially adverse effects.■ Small-Cap Company Risk. The Fund may invest in small capitalization (or “small-cap”) companies. Small-cap companies may have less liquid stock, a more volatile share price, unproven track records, a limited product or service base and limited access to capital. The above factors could make small-cap companies more likely to fail than larger companies, and increase the volatility of the Fund’s portfolio, performance and Share price.■ Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or “mid cap”) companies. Mid cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund’s portfolio, performance and Share price.■ Large-Cap Company Risk. The Fund may invest in large capitalization (or “large-cap”) companies. Large cap companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be less capable of responding quickly to competitive challenges. These factors could result in the share price of large companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on the Fund’s portfolio, performance and Share price.■ Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.■ Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.■ Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market. The value approach to stock selection also carries the risk that the market will not recognize a security’s intrinsic value for a long time (if ever), or that a stock judged to be undervalued may actually be appropriately priced.■ Real Estate Investment Trust Risk. Real estate investment trusts (REITs) carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.■ Focused Investment Risk. To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector, or asset class, the Fund’s exposure to various risks may be heightened, including price volatility and adverse economic, market, political, or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector, or asset class.■ Counterparty Risk. Counterparty risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.■ Portfolio Turnover Risk. The Fund expects that the Adviser will need to frequently rebalance its long and short positions as it attempts to neutralize volatility because of continuous changes in the prices of securities. The Fund’s use of short sales is likely to increase the rate of active trading. The Fund’s holdings will also need to reflect changes in the universe of securities the Adviser considers undervalued or overvalued. As a result, the Fund is expected to experience a high portfolio turnover rate, possibly in excess of 100%.■ Risk of Investing in Derivative Contracts. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts may also involve other risks described in this Prospectus, such as stock market, credit, currency, liquidity and leverage risks.■ Leverage Risk. The Fund’s short selling activities and investment in derivative contracts and certain hybrid instruments may expose the Fund to a level of risk that exceeds the amount invested. ■ ETF Risk. As an ETF, the Fund is subject to the following risks:Authorized Participants Concentration Risk. To the extent that the Fund invests in instruments that trade outside of a collateralized settlement system, it may have a limited number of financial institutions that act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, trading in Shares of the Fund may be significantly diminished, bid-ask spreads may widen, and the market price of Shares may represent a significant discount to net asset value (NAV). To the extent that no Authorized Participants are willing to trade in the Fund’s shares, the Fund may have difficulty maintaining compliance with the requirements of the Exchange necessary to maintain the listing of the Fund, and the Fund may face delisting from the Exchange.Premium/Discount Risk. There may be times when the market price of the Fund’s Shares is more than the NAV intra-day (i.e., the market price represents a premium to NAV) or less than the NAV intra-day (i.e., the market price represents a discount to NAV) and when bid-ask spreads widen. As a result, shareholders of the Fund may pay more than NAV when purchasing Shares and receive less than NAV when selling Fund Shares. This risk is heightened in times of market volatility and in steep market declines. In addition, a Fund’s end-of-day market price may deviate from its NAV to the extent that the Fund invests in foreign securities whose local trading markets close before the U.S. market closes because, although the Fund may value such securities at their local market closing prices for purposes of calculating NAV, the broader market may assign them a different value, including due to after-hours developments in their local markets, which may be reflected in the market price of Shares.Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of Shares. Secondary market trading is subject to bid-ask spreads and trading in Fund Shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell Shares of the Fund. In addition, although the Fund’s Shares are listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained, that bid-ask spreads will be narrow, or that the Fund’s Shares will continue to be listed.Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its Shares only in large blocks called Creation Units and only to Authorized Participants. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, rather than in-kind securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. As a result, an investment in the Fund may incur certain transaction costs, including brokerage costs in connection with investing cash received, and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s net asset value to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.■ New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.
Quantitative Modeling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies). The Adviser’s security selection process may not eliminate all stock market risk factors associated with the long and short positions it establishes for the Fund. It is possible that the stocks the Fund holds long will decline in value at the same time that the stocks it holds short increase in value, thereby increasing potential losses to the Fund. Any gain from a short position may be partially or totally offset by a decline in a long position, or vice versa.
Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Strategy Risk. There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to domestic stock market movements, capitalization, sector-swings or other risk factors.
Short Selling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short Selling Risk. The Fund can sell securities short to the maximum extent permitted under the Investment Company Act of 1940 (the “1940 Act”). A short sale by the Fund involves borrowing a security from a lender which is then sold in the open market. At a future date, the security is repurchased by the Fund and returned to the lender. While the security is borrowed, the proceeds from the sale are deposited with the lender and the Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the lender. Short selling involves the risk of increased leverage of the Fund’s assets. If the value of the security declines between the time the Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund makes a profit on the difference (less any expenses the Fund is required to pay the lender). There is no assurance that a security will decline in value during the period of the short sale and make a profit for the Fund. If the value of the security sold short increases between the time that the Fund borrows the security and the time it repurchases and returns the security to the lender, the Fund will realize a loss on the difference (plus any expenses the Fund is required to pay to the lender). This loss is theoretically unlimited as there is no limit as to how high the security sold short can appreciate in value, thus increasing the cost of buying that security to cover a short position. The Fund may incur expenses in selling securities short and such expenses are investment expenses of the Fund.
Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.
Risk Related to the Economy [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Global economic, political and financial conditions including geopolitical and other events (e.g., wars, sanctions and terrorism), legislative changes, industry or economic trends and developments, natural disasters or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, have a significant effect on the economies of many nations, including the U.S., and financial markets generally and cause the Fund to experience volatility, illiquidity, loss of value, shareholder redemptions, and/or other potentially adverse effects.
Small Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-Cap Company Risk. The Fund may invest in small capitalization (or “small-cap”) companies. Small-cap companies may have less liquid stock, a more volatile share price, unproven track records, a limited product or service base and limited access to capital. The above factors could make small-cap companies more likely to fail than larger companies, and increase the volatility of the Fund’s portfolio, performance and Share price.
Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or “mid cap”) companies. Mid cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund’s portfolio, performance and Share price.
Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Cap Company Risk. The Fund may invest in large capitalization (or “large-cap”) companies. Large cap companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be less capable of responding quickly to competitive challenges. These factors could result in the share price of large companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on the Fund’s portfolio, performance and Share price.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
Risk Related to Investing for Growth [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
Risk Related to Investing for Value [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market. The value approach to stock selection also carries the risk that the market will not recognize a security’s intrinsic value for a long time (if ever), or that a stock judged to be undervalued may actually be appropriately priced.
Real Estate Investment Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real Estate Investment Trust Risk. Real estate investment trusts (REITs) carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investment Risk. To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector, or asset class, the Fund’s exposure to various risks may be heightened, including price volatility and adverse economic, market, political, or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector, or asset class.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk. The Fund expects that the Adviser will need to frequently rebalance its long and short positions as it attempts to neutralize volatility because of continuous changes in the prices of securities. The Fund’s use of short sales is likely to increase the rate of active trading. The Fund’s holdings will also need to reflect changes in the universe of securities the Adviser considers undervalued or overvalued. As a result, the Fund is expected to experience a high portfolio turnover rate, possibly in excess of 100%.
Risk of Investing in Derivative Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Derivative Contracts. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts may also involve other risks described in this Prospectus, such as stock market, credit, currency, liquidity and leverage risks.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. The Fund’s short selling activities and investment in derivative contracts and certain hybrid instruments may expose the Fund to a level of risk that exceeds the amount invested
ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. As an ETF, the Fund is subject to the following risks:
Authorized Participants Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants Concentration Risk. To the extent that the Fund invests in instruments that trade outside of a collateralized settlement system, it may have a limited number of financial institutions that act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, trading in Shares of the Fund may be significantly diminished, bid-ask spreads may widen, and the market price of Shares may represent a significant discount to net asset value (NAV). To the extent that no Authorized Participants are willing to trade in the Fund’s shares, the Fund may have difficulty maintaining compliance with the requirements of the Exchange necessary to maintain the listing of the Fund, and the Fund may face delisting from the Exchange.
Premium Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Premium/Discount Risk. There may be times when the market price of the Fund’s Shares is more than the NAV intra-day (i.e., the market price represents a premium to NAV) or less than the NAV intra-day (i.e., the market price represents a discount to NAV) and when bid-ask spreads widen. As a result, shareholders of the Fund may pay more than NAV when purchasing Shares and receive less than NAV when selling Fund Shares. This risk is heightened in times of market volatility and in steep market declines. In addition, a Fund’s end-of-day market price may deviate from its NAV to the extent that the Fund invests in foreign securities whose local trading markets close before the U.S. market closes because, although the Fund may value such securities at their local market closing prices for purposes of calculating NAV, the broader market may assign them a different value, including due to after-hours developments in their local markets, which may be reflected in the market price of Shares.
Secondary Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of Shares. Secondary market trading is subject to bid-ask spreads and trading in Fund Shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell Shares of the Fund. In addition, although the Fund’s Shares are listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained, that bid-ask spreads will be narrow, or that the Fund’s Shares will continue to be listed.
Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its Shares only in large blocks called Creation Units and only to Authorized Participants. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, rather than in-kind securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. As a result, an investment in the Fund may incur certain transaction costs, including brokerage costs in connection with investing cash received, and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s net asset value to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.